NET LOSS PER SHARE ATTRIBUTABLE TO SHAREHOLDER	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loss per share attributable to shareholders:
NET LOSS PER SHARE ATTRIBUTABLE TO SHAREHOLDER

NOTE 8:-	NET LOSS PER SHARE ATTRIBUTABLE TO SHAREHOLDER

Basic net loss per share is computed using the weighted average number of shares of Ordinary Shares outstanding for the period. Diluted net loss per share reflects the effect of the assumed exercise of any share options, and the conversion of any convertible securities, in each case only in the periods in which such effect would have been dilutive.

For the six months and year ended June 30, 2025 and June 30, 2024, net loss per share amounts were the same for Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares because the holders of each class are entitled to equal per share dividends.

The table below presents the computation of basic and diluted net loss per share:

	Six Months Ended June 30
	2025	2024
Numerator:
Loss from continuing operations	(1,194)	(885)
Net loss (income) from discontinued operations	(58)	14
Net loss attributable to holders of Ordinary Shares	$(1,252)	$(871)
Effect of dilutive securities:
Change in fair value of convertible securities related to dilutive	-	-
Loss from continuing operations	(1,194)	(885)
Net loss (income) from discontinued operations	(58)	14
Net loss attributable to holders of Ordinary Shares and assumed conversions	$(1,252)	$(871)

Denominator*:
Weighted-average number of Ordinary Shares used to compute net loss per share, basic	7,362,906	6,889,708
Weighted-average number of Ordinary Shares used to compute net loss per share, diluted	7,362,906	6,889,708

Net income (loss) per share, basic:
Continuing operations	(0.16)	(0.13)
Discontinued operations	(0.01)	0.00
Net loss per share, basic	$(0.17)	$(0.13)

Net income (loss) per share, diluted:
Continuing operations	(0.16)	(0.13)
Discontinued operations	(0.01)	0.00
Net loss per share, diluted	$(0.17)	$(0.13)

*	After giving effect to the forward share split, see also Note 2(c)

The table below presents the number of securities that were excluded from the calculation of diluted net loss per share as the effect would have been anti-dilutive:

	Six Months Ended June 30
	2025	2024
Share options	538,231	179,774
2022 SAFE*	-	168,112
2023 SAFE**	-	305,085
2024 SAFE***	614,006	242,110

*	The weighted average number of Ordinary Shares in connection with the 2022 SAFE for the six months ended June 30, 2024 is based on the assumption the conversion of the 2022 SAFE into shares will occur upon its maturity.
**	The weighted average number of Ordinary Shares in connection with the 2023 SAFE for the six months ended June 30, 2024 and 2023 is based on the assumption the conversion of the 2023 SAFE into shares will occur upon its maturity.
***	The weighted average number of Ordinary Shares in connection with the 2024 SAFE for the six months ended June 30, 2024 is based on the assumption the conversion of the 2024 SAFE into shares will occur upon its maturity.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)

NOTE 11:-	NET LOSS PER SHARE ATTRIBUTABLE TO SHAREHOLDER

Basic net loss per share is computed using the weighted average number of shares of Ordinary Shares outstanding for the period. Diluted net loss per share reflects the effect of the assumed exercise of any share options, and the conversion of any convertible securities, in each case only in the periods in which such effect would have been dilutive.

For the years ended December 31, 2024 and 2023, net loss per share amounts were the same for Class Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares because the holders of each class are entitled to equal per share dividends.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

The table below presents the computation of basic and diluted net loss per share:

	Year ended	Year ended
	December 31, 2024	December 31, 2023
Numerator:
Loss from continuing operations	1,552	1,005
Net loss (income) from discontinued operations	(20)	46
Net loss attributable to holders of Ordinary Shares	$1,532	$1,051
Effect of dilutive securities:
Change in fair value of convertible securities related to dilutive effect*	-	361
Loss from continuing operations	1,552	1,366
Net loss (income) from discontinued operations	(20)	46
Net loss attributable to holders of Ordinary Shares and assumed conversions	$1,532	$1,412

Denominator***:
Weighted-average number of Ordinary Shares used to compute net loss per share, basic	7,027,725	6,889,708
Effect of dilutive securities:
2022 SAFE**	-	168,112
Weighted-average number of Ordinary Shares used to compute net loss per share, diluted	7,027,725	7,057,820

Net income (loss) per share, basic:
Continuing operations	(0.22)	(0.15)
Discontinued operations	0.00	(0.00)
Net loss per share, basic	$(0.22)	$(0.15)

Net income (loss) per share, diluted:
Continuing operations	(0.22)	(0.19)
Discontinued operations	0.0	(0.01)
Net loss per share, diluted	$(0.22)	$(0.20)

*	The dilutive effect on the numerator (net loss) in calculating the diluted net loss per share for the year ended December 31, 2023 represents the change in fair value in connection with the 2022 SAFEs.
**	The dilutive effect on the denominator (the weighted average number of Ordinary Shares) in calculating the diluted net loss per share for the year ended December 31, 2023 is based on the assumption the conversion of the 2022 SAFE into shares will occur upon its maturity.
***	After giving effect to the forward share split, see also Note 7(d).

The table below presents the number of securities that were excluded from the calculation of diluted net loss per share as the effect would have been anti-dilutive:

	Year ended	Year ended
	December 31, 2024	December 31, 2023
Share options	191,700	179,777
2022 SAFE*	168,112	-
2023 SAFE**	305,085	305,085
2024 SAFE***	473,197	-

*	The weighted average number of Ordinary Shares in connection with the 2022 SAFE for the year ended December 31, 2024 is based on the conversion of the 2023 SAFE into shares on its maturity.
**	The weighted average number of Ordinary Shares in connection with the 2023 SAFE for the years ended December 31, 2024 and 2023 is based on the conversion of the 2023 SAFE into shares on its maturity.
***	The weighted average number of Ordinary Shares in connection with the 2024 SAFE for the year ended December 31, 2024 is based on the assumption the conversion of the 2024 SAFE into shares will occur upon its maturity.